Loans And Allowance For Credit Losses (Summary Of Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 2,091,533	¥ 1,924,301
Recognized interest income	22,336	20,886
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,392,456	1,241,661
Recognized interest income	11,755	10,997
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	404,754	318,863
Recognized interest income	3,424	3,202
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	55,772	66,902
Recognized interest income	571	745
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	180,968	178,685
Recognized interest income	1,381	1,161
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	174,756	175,769
Recognized interest income	1,663	1,709
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	377,918	305,315
Recognized interest income	3,059	2,805
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	9,601	9,884
Recognized interest income	61	29
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,252	57,276
Recognized interest income	526	612
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	60,728	54,865
Recognized interest income	438	476
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	76,707	74,102
Recognized interest income	632	258
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	155,974	132,471
Recognized interest income	1,421	395
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	33,963	36,672
Recognized interest income	1,827	1,967
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	323,282	314,440
Recognized interest income	3,268	3,662
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	141,247	152,234
Recognized interest income	3,423	3,474
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	44,611	46,823
Recognized interest income	¥ 642	¥ 391